Accrued Liabilities - Schedule of Accrued Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
Due to service providers	$ 878
Due to professionals	542
Other	361	$ 57
Accrued interest	77	3
Other accrued liabilities	$ 1,858	$ 60